REPORT OF
INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM


To the Shareholders of
Ladenburg Funds
and Board of Trustees
of Northern Lights Fund
Trust

In planning and
performing our audit of
the financial
statements of
Ladenburg Income
Fund, Ladenburg
Income & Growth Fund,
Ladenburg Growth &
Income Fund,
Ladenburg Growth
Fund, and Ladenburg
Aggressive Growth
Fund (the "Funds"),
each a series of
Northern Lights Fund
Trust, as of and for the
year ended June 30,
2025, in accordance
with the standards of
the Public Company
Accounting Oversight
Board (United States)
(PCAOB), we
considered the Funds'
internal control over
financial reporting,
including controls over
safeguarding securities,
as a basis for designing
our auditing procedures
for the purpose of
expressing our opinion
on the financial
statements and to
comply with the
requirements of Form
N-CEN, but not for the
purpose of expressing
an opinion on the
effectiveness of the
Funds' internal control
over financial reporting.
Accordingly, we express
no such opinion.

The management of the
Funds is responsible for
establishing and
maintaining effective
internal control over
financial reporting.  In
fulfilling this
responsibility,
estimates and
judgments by
management are
required to assess the
expected benefits and
related costs of
controls.  A fund's
internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding the
reliability of financial
reporting and the
preparation of financial
statements for external
purposes in accordance
with generally accepted
accounting principles
(GAAP).  A fund's
internal control over
financial reporting
includes those policies
and procedures that (1)
pertain to the
maintenance of records
that, in reasonable
detail, accurately and
fairly reflect the
transactions and
dispositions of the
assets of the fund; (2)
provide reasonable
assurance that
transactions are
recorded as necessary
to permit preparation
of financial statements
in accordance with
GAAP, and that receipts
and expenditures of the
fund are being made
only in accordance with
authorizations of
management and
trustees of the fund;
and (3) provide
reasonable assurance
regarding prevention or
timely detection of
unauthorized
acquisition, use or
disposition of a fund's
assets that could have a
material effect on the
financial statements.

Because of its inherent
limitations, internal
control over financial
reporting may not
prevent or detect
misstatements.  Also,
projections of any
evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become
inadequate because of
changes in conditions,
or that the degree of
compliance with the
policies or procedures
may deteriorate.

A deficiency in internal
control over financial
reporting exists when
the design or operation
of a control does not
allow management or
employees, in the
normal course of
performing their
assigned functions, to
prevent or detect
misstatements on a
timely basis.  A material
weakness is a
deficiency, or
combination of
deficiencies, in internal
control over financial
reporting, such that
there is a reasonable
possibility that a
material misstatement
of the Funds' annual or
interim financial
statements will not be
prevented or detected
on a timely basis.

Our consideration of
the Funds' internal
control over financial
reporting was for the
limited purpose
described in the first
paragraph and would
not necessarily disclose
all deficiencies in
internal control that
might be material
weaknesses under
standards established
by the PCAOB.
However, we noted no
deficiencies in the
Funds' internal control
over financial reporting
and its operation,
including controls over
safeguarding securities,
that we consider to be
a material weakness as
defined above as of
June 30, 2025.

This report is intended
solely for the
information and use of
management and the
Board of Trustees of
the Funds and the
Securities and Exchange
Commission and is not
intended to be and
should not be used by
anyone other than
these specified parties.


/s/ COHEN &
COMPANY, LTD.
Philadelphia,
Pennsylvania
August 28, 2025